Fair Value Of Financial Instruments (Fair Value Of Assets And Liabilities Measured On Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	$ 925,045	$ 749,443
Available-for-sale securities	3,181,313	1,629,907
Investments	133,563	181,017
Cash equivalents measured at NAV	35,637	77,097
Derivative contracts, Assets	10,390
Total Assets	4,285,948	2,637,464
Financial instruments sold, but not yet purchased, at fair value	699,032	521,744
Derivative contracts, Liabilities	1,823	3,591
Total Liabilities	700,855	525,335
U.S. Government Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	89,833	116,949
Available-for-sale securities	4,197	1,698
Financial instruments sold, but not yet purchased, at fair value	20,549
Corporate Fixed Income Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	299,946	203,910
Available-for-sale securities	823,511	319,408
Financial instruments sold, but not yet purchased, at fair value	202,968	255,700
Corporate Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	32,044	31,642
Investments	27,247	30,737
Financial instruments sold, but not yet purchased, at fair value	18,395	29,184
State And Municipal Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	159,095	112,983
Available-for-sale securities	72,490	74,167
Financial instruments sold, but not yet purchased, at fair value	31
Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,867,718	915,913
Investments In Funds Measured At NAV [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	55,172	90,256
Auction Rate Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	48,689	55,710
Auction Rate Municipal Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	832	1,315
Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	1,623	2,897
U.S. Government Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	9,951	45,167
Investments		102
Financial instruments sold, but not yet purchased, at fair value	362,536	186,030
Mortgage Backed Securities [Member] | U.S. Government Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments sold, but not yet purchased, at fair value		50,830
Mortgage Backed Securities [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	305,774	205,473
Available-for-sale securities	338,732	304,893
Financial instruments sold, but not yet purchased, at fair value	94,552
Mortgage Backed Securities [Member] | Non-Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	28,402	33,319
Available-for-sale securities	1,892	2,518
Financial instruments sold, but not yet purchased, at fair value	1
Mortgage Backed Securities [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	72,773	11,310
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	43,339	87,758
Available-for-sale securities	300
Investments	23,414	26,542
Total Assets	67,053	114,300
Financial instruments sold, but not yet purchased, at fair value	381,911	212,525
Total Liabilities	381,911	212,525
Level 1 [Member] | U.S. Government Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	300
Level 1 [Member] | Corporate Fixed Income Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	1,944	13,203
Financial instruments sold, but not yet purchased, at fair value	980	3,601
Level 1 [Member] | Corporate Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	31,444	29,388
Investments	23,414	26,436
Financial instruments sold, but not yet purchased, at fair value	18,395	22,894
Level 1 [Member] | Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		4
Level 1 [Member] | U.S. Government Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	9,951	45,167
Investments		102
Financial instruments sold, but not yet purchased, at fair value	362,536	186,030
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	879,751	659,590
Available-for-sale securities	3,181,013	1,629,907
Investments	383	9,500
Derivative contracts, Assets	10,390
Total Assets	4,071,537	2,298,997
Financial instruments sold, but not yet purchased, at fair value	317,121	309,219
Derivative contracts, Liabilities	1,823	3,591
Total Liabilities	318,944	312,810
Level 2 [Member] | U.S. Government Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	89,833	116,949
Available-for-sale securities	3,897	1,698
Financial instruments sold, but not yet purchased, at fair value	20,549
Level 2 [Member] | Corporate Fixed Income Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	297,729	190,707
Available-for-sale securities	823,511	319,408
Financial instruments sold, but not yet purchased, at fair value	201,988	252,099
Level 2 [Member] | Corporate Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned		1,635
Investments		1,359
Financial instruments sold, but not yet purchased, at fair value		6,290
Level 2 [Member] | State And Municipal Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	159,095	112,983
Available-for-sale securities	72,490	74,167
Financial instruments sold, but not yet purchased, at fair value	31
Level 2 [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,867,718	915,913
Level 2 [Member] | Auction Rate Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		5,268
Level 2 [Member] | Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	383	2,873
Level 2 [Member] | Mortgage Backed Securities [Member] | U.S. Government Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments sold, but not yet purchased, at fair value		50,830
Level 2 [Member] | Mortgage Backed Securities [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	305,774	205,473
Available-for-sale securities	338,732	304,893
Financial instruments sold, but not yet purchased, at fair value	94,552
Level 2 [Member] | Mortgage Backed Securities [Member] | Non-Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	27,320	31,843
Available-for-sale securities	1,892	2,518
Financial instruments sold, but not yet purchased, at fair value	1
Level 2 [Member] | Mortgage Backed Securities [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	72,773	11,310
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	1,955	2,095
Investments	54,594	54,719
Total Assets	56,549	56,814
Level 3 [Member] | Corporate Fixed Income Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	273
Level 3 [Member] | Corporate Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	600	619
Investments	3,833	2,942
Level 3 [Member] | Auction Rate Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	48,689	50,442
Level 3 [Member] | Auction Rate Municipal Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	832	1,315
Level 3 [Member] | Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	1,240	20
Level 3 [Member] | Mortgage Backed Securities [Member] | Non-Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	$ 1,082	$ 1,476